Financial Instruments and Risk Management (Currency Contracts) (Details) MXN in Millions, CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN	Dec. 31, 2017 MXN / $	Dec. 31, 2017 $ / CAD
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value				$ 0.4
Financial liabilities, at fair value		$ 2.4
Gains (losses) on change in fair value of derivatives	$ 2.3	1.6
Collars and Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value				$ 5.0
Financial liabilities, at fair value		3.3
Gains (losses) on change in fair value of derivatives	$ 4.3	$ (1.6)
2018 [member] | Collars and Forwards [Member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Notional amount			CAD 174		MXN 1,560.0
Bottom of range [member] | 2018 [member] | Collars and Forwards [Member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument						1872.00%	131.00%
Top of range [member] | 2018 [member] | Collars and Forwards [Member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument						2071.00%	136.00%